Investment in Associates - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) Associate		Dec. 31, 2021 USD ($) Associate		Dec. 31, 2020 USD ($)
Disclosure of investment in associates and joint ventures [line items]
Impairment loss					$ 4
Americas Region [Member]
Disclosure of investment in associates and joint ventures [line items]
Investment in associates impairment reversal	$ 2
Discount rate applied to cash flow projections	9.75%
Terminal Capitalisation Rate	7.25%
Exceptional Items [member]
Disclosure of investment in associates and joint ventures [line items]
Impairment loss					13
Joint venture [member]
Disclosure of investment in associates and joint ventures [line items]
Distribution received by group					2
111 East 48th Street Holdings LLC [member]
Disclosure of investment in associates and joint ventures [line items]
Material associate investment interest	19.90%
Name of associate	111 East 48th Street Holdings LLC
Barclay associate [member]
Disclosure of investment in associates and joint ventures [line items]
Number of material associate | Associate	1		1
Material associate investment interest	19.90%		19.90%
Description of nature of entity's relationship with associate	The Group held one associate investment at 31 December 2022 which had a material impact on profit for the year, a 19.9% interest in 111 East 48th Street Holdings, LLC (the ‘Barclay associate’) which owns InterContinental New York Barclay, a hotel managed by the Group. The investment is classified as an associate and equity accounted. While the Group has the ability to exercise significant influence through certain decision rights, approval rights relating to the hotel’s operating and capital budgets rest solely with the 80.1% majority member. The Group’s ability to receive cash dividends is dependent on the hotel generating sufficient income to satisfy specified owner returns. $18m was provided in 2021 in relation to settlement of a commercial dispute regarding owner returns during the pandemic.
Share of profit loss from associates	$ (42)	[1]	$ (5)	[1]	13
Barclay associate [member] | Dispute Settlement [Member]
Disclosure of investment in associates and joint ventures [line items]
Payment towards settlement of dispute			18
Barclay associate [member] | 111 East 48th Street Holdings LLC [member]
Disclosure of investment in associates and joint ventures [line items]
Name of associate	111 East 48th Street Holdings, LLC
Material associate investment interest held by majority member	80.10%
Americas associates one and two [member]
Disclosure of investment in associates and joint ventures [line items]
Impairment loss					8
Associates [member] | Americas Region [Member]
Disclosure of investment in associates and joint ventures [line items]
Explanation of period over which management has projected cash flows	10-year
Associates [member] | Exceptional Items [member]
Disclosure of investment in associates and joint ventures [line items]
Impairment loss	$ 0		$ 4		$ 19

[1]	Includes specially allocated expenses and the cost of funding owner returns.